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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-8507

                             Ironwood Series Trust
                              Two Portland Square
                             Portland, Maine 04101
                                (207) 879-1900

                             Dana A. Lukens, Esq.
                      Forum Administrative Services, LLC
                              Two Portland Square
                             Portland, Maine 04101
                                (207) 879-1900

                  Date of fiscal year end: December 31, 2006

          Date of reporting period: January 1, 2007 - March 31, 2007

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IRONWOOD ISABELLE SMALL COMPANY STOCK FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)

                                                                      MARKET
 SHARES        SECURITY                                               VALUE
 ------        ---------------------------------------------------  -----------
               COMMON STOCK - 98.22%

               CONSUMER DISCRETIONARY & SERVICES - 18.22%
    58,300     4Kids Entertainment, Inc.+                           $ 1,103,036
 1,285,000     Danka Business Systems plc, ADR+                       1,387,800
    69,100     Hooker Furniture Corp.                                 1,385,455
   127,800     Sunterra Corp.+                                        2,003,265
   401,600     Westaff, Inc.+                                         2,297,152
                                                                    -----------
                                                                      8,176,708
                                                                    -----------
               CONSUMER STAPLES - 2.55%
    81,600     Chiquita Brands International, Inc.                    1,144,032
                                                                    -----------

               OTHER ENERGY - 8.27%
    94,900     CE Franklin, Ltd.+                                       882,570
    47,200     Dynegy, Inc. - Class A+                                  437,072
   171,000     International Coal Group, Inc.+                          897,750
   113,500     Petrohawk Energy Corp.+                                1,494,795
                                                                    -----------
                                                                      3,712,187
                                                                    -----------
               FINANCIAL SERVICES - 7.00%
    12,600     Arch Capital Group, Ltd.+                                859,446
    76,800     Eastern Insurance Holdings, Inc.+                      1,150,464
    24,500     Hanover Insurance Group, Inc.                          1,129,940
                                                                    -----------
                                                                      3,139,850
                                                                    -----------
               HEALTH CARE - 12.80%
    18,400     Analogic Corp.                                         1,156,992
   242,501     ARIAD Pharmaceuticals, Inc.+                           1,088,829
   321,100     Durect Corp.+                                          1,335,776
   424,400     Gene Logic, Inc.+                                        912,460
   482,400     Novavax, Inc.+                                         1,249,416
                                                                    -----------
                                                                      5,743,473
                                                                    -----------
               MATERIALS & PROCESSING - 25.80%
    45,300     AM Castle & Co.                                        1,330,008
    26,000     Ampco-Pittsburgh Corp.                                   751,140
   111,500     Chemtura Corp.                                         1,218,695
   333,800     ICO, Inc.+                                             2,049,532
   128,800     Material Sciences Corp.+                               1,285,424
    69,900     Novagold Resources, Inc. +                             1,184,805
    75,500     Olin Corp.                                             1,278,970
   249,600     Omnova Solutions, Inc.+                                1,362,816
   183,400     PolyOne Corp.+                                         1,118,740
                                                                    -----------
                                                                     11,580,130
                                                                    -----------

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              PRODUCER DURABLES - 11.15%
    189,400   Cherokee International Corp.+                          1,068,216
    282,900   MagneTek, Inc.+                                        1,425,816
    312,100   Proliance International, Inc.+                         1,179,738
     77,100   Williams Controls, Inc.+                               1,331,517
                                                                   -----------
                                                                     5,005,287
                                                                   -----------
              TECHNOLOGY - 10.44%
    219,600   ActivIdentity Corp.+                                   1,108,980
    342,100   InFocus Corp. +                                          957,880
    306,800   Iomega Corp.+                                          1,150,500
    673,244   SoftBrands, Inc.+                                      1,467,672
                                                                   -----------
                                                                     4,685,032
                                                                   -----------
              UTILITIES - 1.99%
    213,600   Aquila, Inc.+                                            892,848
                                                                   -----------

  7,893,345   TOTAL COMMON STOCK (COST $33,858,667)                 44,079,547
                                                                   -----------

              SHORT-TERM INVESTMENT - 1.55%
              MONEY MARKET FUND - 1.55%
    698,292   Fifth Third Institutional Money Market, 5.17%
              (Cost $698,292)                                          698,292
                                                                   -----------
              TOTAL INVESTMENTS (COST $34,556,959)* - 99.77%       $44,777,839
                                                                   -----------
              OTHER ASSETS NET OF LIABILITIES - 0.23%                  102,243
                                                                   -----------
              NET ASSETS - 100.00%                                 $44,880,082
                                                                   ===========
--------
+   Non-income producing security.
ADR American Depositary Receipt
plc Public Limited Company

* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

Gross Unrealized Appreciation                 $11,300,316
Gross Unrealized Depreciation                  (1,079,436)
                                              -----------
Net Unrealized Appreciation (Depreciation)    $10,220,880
                                              ===========

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

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Item 2. Controls and Procedures.

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

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                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ironwood Series Trust

By:   /s/ Warren J. Isabelle
      -----------------------------
      Warren J. Isabelle, President

Date: May 18, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Warren J. Isabelle
      -----------------------------
      Warren J. Isabelle, President

Date: May 18, 2007

By:   /s/ Gary S. Saks
      -----------------------------
      Gary S. Saks, Treasurer

Date: May 18, 2007